Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
TAXATION
14.	TAXATION

Value added tax (“VAT”)

GF Cash (CIT) and AI R&I are subsidiaries operating in Thailand, which are subject to a statutory VAT of 7% for services in Thailand. Shenzhen GFAI, InnoAI and Guangzhou GFAI are the subsidiaries operating in the PRC, which are subject to a statutory VAT of 13% for goods delivered and rental provided, 6% for services provided and 9% for construction projects in the PRC. The output VAT is charged to customers who receive services from the Company and the input VAT is paid when the Company purchases goods and services from its vendors. The input VAT can be offset against the output VAT. The VAT payable is presented on the balance sheets when input VAT is less than the output VAT. A recoverable balance is presented on the balance sheets when input VAT is larger than the output VAT.

Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

British Virgin Islands

The Company’s subsidiary incorporated in the BVI is not subject to taxation.

The Organization for Economic Co-operation and Development (OECD) published the International Tax Reform- Pillar Two Model Rules (“Pillar Two”), derived from the digitization of the economy, global model rules against base erosion and profit shifting. The rules are designed to ensure that large multinational companies within the scope of the rules pay a minimum level of tax on income generated in a specified period in each jurisdiction where they operate. The rules apply a system of top-up taxation that raises the total amount of tax paid on an entity’s excess profits in a jurisdiction to the minimum rate of 15%

The Company has analyzed the potential exposure of the Pillar Two rules, concluding that there is not any impact on the Company’s consolidated financial statement as of and for the year ended December 31, 2025 and the Company also expects no significant impacts of Pillar Two in the coming years basically due to the following: As of December 31, 2025, the consolidated Company’s revenue did not exceed EUR 750 million in at least two out of the last four years. And the Company has no expectation of obtain an effective tax rate of 15% or less in Peru, Colombia or Mexico in the coming years.

The Company’s operating subsidiaries incorporated in different tax jurisdiction are subject to different corporate income tax rate as follows:

Corporate income tax rate
Hong Kong	16.5%
Singapore	17.0%
Thailand	20.0%
Malaysia	24.0%
Macau	12.0%
United States	21.0%
Australia	0.0%
United Arab Emirates	25.0%
United Kingdom	19.0%
South Korea	25.0%
Japan	23.2%
Canada	15.0%
Vietnam	20.0%
China	25.0%

Pre-tax profit/(loss) from continuing operations, by jurisdiction, for the years ended December 31, 2025, 2024 and 2023 is as follows:

	For the years ended December 31,
	2025	2024	2023
Cayman Islands	$(3,023,180)	$(3,518,091)	$(4,100,487)
BVI	(15,354)	(12,427)	(16,537)
Hong Kong	(1,943,137)	3,315,700	(10,805,695)
Singapore	(214,024)	(98,922)	(180,619)
Thailand	890,726	(134,639)	(2,852,376)
Malaysia	(55,941)	(163,664)	(2,761,202)
Macau	(10,799)	(73,618)	(193,865)
United States	(54,687)	(162,279)	(321,399)
Australia	-	-	15,199
United Arab Emirates (UAE)	94,192	-	(22,157)
United Kingdom	-	-	1,350
South Korea	-	(9,813)	(11,236)
Japan	276,935	(10,107)	(189,773)
Canada	-	-	3,418
Vietnam	-	-	17,123
China	(1,237,253)	(5,140,712)	(6,889,702)
	$(5,292,522)	$(6,008,572)	$(28,307,958)

The components of the income tax expense are:

	For the years ended December 31,
	2025	2024	2023
Current tax expense	$-	$-	$-
Deferred tax expense/(benefit)	49,416	(125,925)	434,320
Total income tax expense/(benefit)	$49,416	$(125,925)	$434,320

	For the years ended December 31,
Income tax is attributable to:	2025	2024	2023
Loss from continuing operations	$(6,394)	$(125,925)	$434,320
Loss from discontinued operations	55,810	-	-
Total income tax expense/(benefit)	$49,416	$(125,925)	$434,320

The reconciliation of income tax expense from continuing operations between the statutory tax rate of Thailand, the jurisdiction where the operations of the Group is substantially based, to income before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2025	2024	2023
Loss before income tax expense	$(5,292,522)	$(6,008,572)	$(28,307,958)
Income tax statutory rate	20%	20%	20%
Income tax expense at statutory tax rate	(1,058,504)	(1,201,714)	(5,661,592)
Expenses not deductible for income tax purpose	14,847	91,198	92,781
Tax losses and other temporary differences for which no deferred tax assets were recognized, net	419,774	501,722	5,132,985
Effect of foreign tax rates	617,489	482,869	870,146
Income tax (benefit)/expense	$(6,394)	$(125,925)	$434,320

Deferred tax assets and liabilities are comprised of the following,

	As of December 31,
The balance comprises temporary differences attributable to:	2025	2024
Provision for employee benefits	$1,298,383	$1,105,558
Lease liabilities	692,068	408,519
Impairment and provision	460,899	358,575
Deferred tax assets	2,451,350	1,872,652
Less:
Right-of-use assets	843,846	397,036
Property, plant and equipment	189,330	194,085
Deferred tax assets, net	$1,418,174	$1,281,531

As of December 31, 2025 and 2024, the Company has unused tax losses of $4,711,751 and $6,062,376. These tax losses were incurred by a subsidiary that is not expected to generate taxable income in the foreseeable future, and so no deferred tax asset has been recognized. The expiry years of these unused tax losses are shown as below:

Expiry year	Unused tax losses
2026	$527,864
2027	4,008,701
2028	175,186
Total	$4,711,751